Income Taxes - Movements in Deferred Tax Assets and Deferred Tax Liabilities (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts recognized under other comprehensive income		¥ (705)		¥ 1,046		¥ (155)
Deferred tax liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(6,082)		(2,208)
Amounts recorded under profit or loss		(1,794)		(2,754)
Amounts recognized under other comprehensive income		(1,013)		170
Other		5	[1]	(1,985)	[2]
Ending balance		(18,155)		(6,082)		(2,208)
Deferred tax liabilities [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(9,271)		695
Ending balance				(9,271)		695
Deferred tax liabilities [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(15,353)		(1,513)
Ending balance				(15,353)		(1,513)
Deferred tax liabilities [Member] | Available-for-sale financial assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance				(1,027)
Ending balance						(1,027)
Deferred tax liabilities [Member] | Available-for-sale financial assets [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance				1,027
Ending balance						1,027
Deferred tax liabilities [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(343)
Amounts recorded under profit or loss		(650)		(137)
Other		(6)	[1]	1	[2]
Ending balance		(999)		(343)
Deferred tax liabilities [Member] | Financial assets at fair value through profit or loss [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance				(207)
Ending balance						(207)
Deferred tax liabilities [Member] | Financial assets at fair value through profit or loss [member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(343)		(207)
Ending balance				(343)		(207)
Deferred tax liabilities [Member] | Tax effect on investments in subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(2,651)
Amounts recorded under profit or loss		1,588		(2,796)
Amounts recognized under other comprehensive income		266		146
Other	[2]			(1)
Ending balance		(797)		(2,651)
Deferred tax liabilities [Member] | Tax effect on investments in subsidiaries and associates [member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(2,651)
Ending balance				(2,651)
Deferred tax liabilities [Member] | Convertible bonds [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(1,866)
Amounts recorded under profit or loss		326		52
Other	[2]			(1,918)
Ending balance		(1,540)		(1,866)
Deferred tax liabilities [Member] | Convertible bonds [member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(1,866)
Ending balance				(1,866)
Deferred tax liabilities [Member] | Prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(748)		(356)
Amounts recorded under profit or loss		111		(247)
Other	[2]			(5)
Ending balance		(637)		(748)		(356)
Deferred tax liabilities [Member] | Prepaid expenses [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance				(140)
Ending balance						(140)
Deferred tax liabilities [Member] | Prepaid expenses [member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(748)		(496)
Ending balance				(748)		(496)
Deferred tax liabilities [Member] | Right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts recorded under profit or loss		(3,175)
Ending balance		(12,344)
Deferred tax liabilities [Member] | Right-of-use assets [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(9,169)
Ending balance				(9,169)
Deferred tax liabilities [Member] | Right-of-use assets [member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(9,169)
Ending balance				(9,169)
Deferred tax liabilities [Member] | Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(360)		(824)
Amounts recorded under profit or loss		92		432
Amounts recognized under other comprehensive income				24
Other		3	[1]	8	[2]
Ending balance		(265)		(360)		(824)
Deferred tax liabilities [Member] | Intangible assets [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(360)		(824)
Ending balance				(360)		(824)
Deferred tax liabilities [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(85)		(1)
Amounts recorded under profit or loss		(86)		(58)
Amounts recognized under other comprehensive income				(1)
Other	[2]			(25)
Ending balance		(273)		(85)		(1)
Deferred tax liabilities [Member] | Other [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(102)
Ending balance				(102)
Deferred tax liabilities [Member] | Other [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(187)		(1)
Ending balance				(187)		(1)
Deferred tax liabilities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(29)
Amounts recognized under other comprehensive income		(1,279)		1
Other		8	[1]	(45)	[2]
Ending balance		(1,300)		(29)
Deferred tax liabilities [Member] | Financial assets at fair value through other comprehensive income, category [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance				15
Ending balance						15
Deferred tax liabilities [Member] | Financial assets at fair value through other comprehensive income, category [member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(29)		15
Ending balance				(29)		15
Deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		22,686		17,127
Amounts recorded under profit or loss		9,430		4,349
Amounts recognized under other comprehensive income		(184)		1,520
Other		(37)	[1]	(105)	[2]
Ending balance		41,179		22,686		17,127
Deferred tax assets [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		9,284		(205)
Ending balance				9,284		(205)
Deferred tax assets [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		31,970		16,922
Ending balance				31,970		16,922
Deferred tax assets [Member] | Available-for-sale financial assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance				487
Ending balance						487
Deferred tax assets [Member] | Available-for-sale financial assets [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance				(487)
Ending balance						(487)
Deferred tax assets [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		423
Amounts recorded under profit or loss		22		233
Other		(2)	[1]	(6)	[2]
Ending balance		443		423
Deferred tax assets [Member] | Financial assets at fair value through profit or loss [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance				196
Ending balance						196
Deferred tax assets [Member] | Financial assets at fair value through profit or loss [member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		423		196
Ending balance				423		196
Deferred tax assets [Member] | Tax effect on investments in subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		2,451		2,105
Amounts recorded under profit or loss		211		120
Amounts recognized under other comprehensive income		117		194
Other	[2]			32
Ending balance		2,779		2,451		2,105
Deferred tax assets [Member] | Tax effect on investments in subsidiaries and associates [member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		2,451		2,105
Ending balance				2,451		2,105
Deferred tax assets [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		1,868		1,020
Amounts recorded under profit or loss		1,430		597
Other		(5)	[1]	(16)	[2]
Ending balance		3,282		1,868		1,020
Deferred tax assets [Member] | Other [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(11)		267
Ending balance				(11)		267
Deferred tax assets [Member] | Other [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		1,857		1,287
Ending balance				1,857		1,287
Deferred tax assets [Member] | Tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		337		259
Amounts recorded under profit or loss		303		172
Other		4	[1]	(94)	[2]
Ending balance		644		337		259
Deferred tax assets [Member] | Tax losses [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		337		259
Ending balance				337		259
Deferred tax assets [Member] | Depreciation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		4,271		2,260
Amounts recorded under profit or loss		4,023		1,991
Other	[2]			20
Ending balance		8,294		4,271		2,260
Deferred tax assets [Member] | Depreciation [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		4,271		2,260
Ending balance				4,271		2,260
Deferred tax assets [Member] | Advances received [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		3,480		3,848
Amounts recorded under profit or loss		288		55
Ending balance		3,768		3,480		3,848
Deferred tax assets [Member] | Advances received [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance				(423)
Ending balance						(423)
Deferred tax assets [Member] | Advances received [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		3,480		3,425
Ending balance				3,480		3,425
Deferred tax assets [Member] | Deferred revenue [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		3,135		2,471
Amounts recorded under profit or loss		121		(117)
Other	[2]			(2)
Ending balance		3,256		3,135		2,471
Deferred tax assets [Member] | Deferred revenue [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance				783
Ending balance						783
Deferred tax assets [Member] | Deferred revenue [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		3,135		3,254
Ending balance				3,135		3,254
Deferred tax assets [Member] | Restoration obligations for operating lease properties [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		364		215
Amounts recorded under profit or loss		235		151
Other		(1)	[1]	(2)	[2]
Ending balance		598		364		215
Deferred tax assets [Member] | Restoration obligations for operating lease properties [member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		364		215
Ending balance				364		215
Deferred tax assets [Member] | Accrued bonuses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		812		754
Amounts recorded under profit or loss		134		58
Ending balance		946		812		754
Deferred tax assets [Member] | Accrued bonuses [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		812		754
Ending balance				812		754
Deferred tax assets [Member] | Allowance for doubtful account/Loss allowance [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		404		377
Amounts recorded under profit or loss		(237)		33
Other	[2]			(6)
Ending balance		167		404		377
Deferred tax assets [Member] | Allowance for doubtful account/Loss allowance [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		404		377
Ending balance				404		377
Deferred tax assets [Member] | Other accrued expenses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		1,383		737
Amounts recorded under profit or loss		(239)		659
Other		(7)	[1]	(13)	[2]
Ending balance		790		1,383		737
Deferred tax assets [Member] | Other accrued expenses [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(347)
Ending balance				(347)
Deferred tax assets [Member] | Other accrued expenses [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		1,036		737
Ending balance				1,036		737
Deferred tax assets [Member] | Accrued enterprise taxes [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		296		241
Amounts recorded under profit or loss		9		56
Other		(11)	[1]	(1)	[2]
Ending balance		294		296		241
Deferred tax assets [Member] | Accrued enterprise taxes [member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		296		241
Ending balance				296		241
Deferred tax assets [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		815
Amounts recorded under profit or loss		(71)
Amounts recognized under other comprehensive income		(411)		1,358
Other		(2)	[1]	(2)	[2]
Ending balance		331		815
Deferred tax assets [Member] | Financial assets at fair value through other comprehensive income, category [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance				(541)
Ending balance						(541)
Deferred tax assets [Member] | Financial assets at fair value through other comprehensive income, category [member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		815		(541)
Ending balance				815		(541)
Deferred tax assets [Member] | Share-based compensation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		1,287		1,169
Amounts recorded under profit or loss		(32)		119
Other		(1)	[1]	(1)	[2]
Ending balance		1,254		1,287		1,169
Deferred tax assets [Member] | Share-based compensation [Member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		1,287		1,169
Ending balance				1,287		1,169
Deferred tax assets [Member] | Present value of defined benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		1,360		1,184
Amounts recorded under profit or loss		232		222
Amounts recognized under other comprehensive income		110		(32)
Other		(13)	[1]	(14)	[2]
Ending balance		1,689		1,360		1,184
Deferred tax assets [Member] | Present value of defined benefit obligations [member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		1,360		1,184
Ending balance				1,360		¥ 1,184
Deferred tax assets [Member] | Lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts recorded under profit or loss		3,001
Ending balance		12,644
Deferred tax assets [Member] | Lease liabilities [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		9,642
Ending balance				9,642
Deferred tax assets [Member] | Lease liabilities [member] | Adjusted balance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		¥ 9,642
Ending balance				¥ 9,642

[1]	Movements in others are mainly attributable to the changes in exchange rate for foreign currencies.
[2]	Movements in others are mainly attributable to the issuance of convertible bonds with stock acquisition rights and changes in exchange rate for foreign currencies.